Risk management - NII-at-Risk banking book per currency - year one (Details) - Net interest income risk [Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	€ (226)	€ (83)
Ramped Unfloored Parallel Downward [Member] | Euro [member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	(181)	(146)
Ramped Unfloored Parallel Downward [Member] | US Dollar [member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	(23)	41
Ramped Unfloored Parallel Downward [Member] | Other currency [member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	(23)	23
Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	232	60
Ramped Unfloored Parallel Upward [Member] | Euro [member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	179	120
Ramped Unfloored Parallel Upward [Member] | US Dollar [member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	23	(36)
Ramped Unfloored Parallel Upward [Member] | Other currency [member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	€ 30	€ (25)